STOCKHOLDERS' EQUITY (DEFICIT) (Details) - USD ($)												6 Months Ended
	Jun. 26, 2023	Apr. 28, 2023	Apr. 11, 2023	Mar. 30, 2023	Mar. 16, 2023	Mar. 02, 2023	Feb. 17, 2023	Feb. 03, 2023	Jan. 24, 2023	Jan. 17, 2023 [1]	Jan. 12, 2023	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold												735,513,871
Total Proceeds, Net of Discounts												$ 2,897,689
Net Proceeds												$ 2,625,649
Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold	44,583,334	91,796,875	67,462,162	65,465,384	93,165,852	83,113,044	75,447,571	61,173,706	77,733,861	11,441,647	64,130,435
Total Proceeds, Net of Discounts	$ 214,000	$ 235,000	$ 203,554	$ 166,903	$ 254,232	$ 324,000	$ 300,000	$ 300,000	$ 400,000	$ 100,000	$ 400,000
Effective Price per Share	$ 0.004800	$ 0.002560	$ 0.003017	$ 0.002549	$ 0.002729	$ 0.003898	$ 0.003976	$ 0.004904	$ 0.005146	$ 0.008740	$ 0.006237
Net Proceeds	$ 141,020	$ 208,550	$ 188,279	$ 154,195	$ 235,410	$ 300,295	$ 277,975	$ 277,975	$ 370,975	$ 100,000	$ 370,975

[1]	Issued shares pursuant to an individual stock purchase agreement with an unrelated investor (not under 2022 EFA)